MFS REGATTA
MFS REGATTA GOLD
MFS REGATTA CLASSIC
MFS REGATTA PLATINUM

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Senior Vice President and
  Deputy General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
MARGARET SEARS MEAD, Assistant Vice President and Secretary
L. BROCK THOMSON, Vice President
  and Treasurer

SUN LIFE ASSURANCE COMPANY
 OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products & Services
  P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
  One Sun Life Executive Park
  Wellesley Hills, Massachusetts 02481

LEGAL COUNSEL
Covington & Burling
  1201 Pennsylvania Avenue, N.W.
  P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
  125 Summer Street, Boston, Massachusetts 02110-1616
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 any business day from 8 a.m. to 6 p.m. Eastern time.

                                                             GOLD-2 8/98 166M

                                       FG

                                     [LOGO]

                                     [LOGO]

                                     [LOGO]

                       SEMIANNUAL REPORT - JUNE 30, 1998

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1997     June 30, 1998     in Unit Value
                                           -----------------   -----------------   --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series - Level
    1....................................      $29.9999            $35.7137            19.05%
   Capital Appreciation Series - Level
    2....................................       12.0916             14.4052            19.13
   Government Securities Series - Level
    1....................................       16.6923             17.2224             3.18
   Government Securities Series - Level
    2....................................       10.7020             11.0500             3.25
   High Yield Series - Level 1...........       22.0555             23.0605             4.56
   High Yield Series - Level 2...........       11.1721             11.6898             4.63
   Managed Sectors Series - Level 1......       27.2960             30.2684            10.89
   Managed Sectors Series - Level 2......       12.2808             13.6281            10.97
   Money Market Series - Level 1.........       13.1780             13.4150             1.80
   Money Market Series - Level 2.........       10.4025             10.5973             1.87
   Total Return Series - Level 1.........       24.1056             26.0286             7.98
   Total Return Series - Level 2.........       12.0683             13.0406             8.06
   World Governments Series - Level 1....       16.4146             16.5622             0.90
   World Governments Series - Level 2....        9.8243              9.9199             0.97
 MFS REGATTA GOLD CONTRACTS:
   Bond Series...........................      $10.0000*           $10.1778             1.78%
   Capital Appreciation Series...........       27.4057             32.6368            19.09
   Conservative Growth Series............       25.9656             30.1470            16.10
   Emerging Growth Series................       17.4544             21.0049            20.34
   Equity Income Series..................       10.0000*             9.9511            (0.49)
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       10.8010              8.8556           (18.01)
   International Growth Series...........        9.4566             10.1926             7.78
   International Growth and Income
    Series...............................       10.9674             13.0388            18.89
   Government Securities Series..........       14.0763             14.5283             3.21
   High Yield Series.....................       18.1622             18.9964             4.59
   Managed Sectors Series................       22.9770             25.4878            10.93
   Massachusetts Investors Growth Stock
    Series...............................       10.0000*            10.5928             5.93
   Money Market Series...................       11.8058             12.0222             1.83
   New Discovery Series..................       10.0000*            10.4925             4.93
   Research Series.......................       19.4490             22.9209            17.85
   Research Growth & Income Series.......       10.9235             12.6944            16.21
   Research International Series.........       10.0000*             9.8982            (1.02)
   Strategic Income Series...............       10.0000*            10.0886             0.89
   Total Return Series...................       20.0793             21.6885             8.01
   Utilities Series......................       19.0140             21.0767            10.85
   Capital Opportunities Series..........       13.7450             16.2261            18.05
   World Asset Allocation Series.........       15.0565             16.4278             9.11
   World Governments Series..............       13.3854             13.5104             0.93
   World Growth Series...................       15.6398             17.5484            12.20
   World Total Return Series.............       14.7153             16.2318            10.31

 *Reflects unit value on date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1997     June 30, 1998     in Unit Value
                                           -----------------   -----------------   --------------
 MFS REGATTA CLASSIC CONTRACTS:
   Bond Series...........................      $10.0000*           $10.0000             0.00%
   Capital Appreciation Series...........       11.9926             14.3133            19.35
   Conservative Growth Series............       12.8247             14.9230            16.36
   Emerging Growth Series................       11.5023             13.8728            20.61
   Equity Income Series..................       10.0000*            10.1539             1.54
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       11.3377              9.3162           (17.83)
   International Growth Series...........        9.7271             10.5075             8.02
   International Growth and Income
    Series...............................       10.5716             12.5961            19.15
   Government Securities Series..........       10.6850             11.0526             3.44
   High Yield Series.....................       11.2665             11.8100             4.82
   Managed Sectors Series................       11.9091             13.2398            11.17
   Massachusetts Investors Growth Stock
    Series...............................       10.0000*            10.5969             5.97
   Money Market Series...................       10.3869             10.6008             2.06
   New Discovery Series..................       10.0000*            10.4966             4.97
   Research Series.......................       11.7136             13.8353            18.11
   Research Growth & Income Series.......       10.7281             12.4950            16.47
   Research International Series.........       10.0000*            10.0000             0.00
   Strategic Income Series...............       10.0000*            10.0072             0.07
   Total Return Series...................       11.9123             12.8955             8.25
   Utilities Series......................       12.7649             14.1811            11.09
   Capital Opportunities Series..........       12.7132             15.0413            18.31
   World Asset Allocation Series.........       10.9812             12.0079             9.35
   World Governments Series..............       10.0247             10.1408             1.16
   World Growth Series...................       11.3725             12.7887            12.45
   World Total Return Series.............       11.1546             12.3315            10.55

 *Reflects unit value on date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                        Unit Value
                                           -------------------------------------
                                             Beginning of                          Percent Change
                                                Period           June 30, 1998     in Unit Value
                                           -----------------   -----------------   --------------
   MFS REGATTA PLATINUM CONTRACTS:
   Bond Series...........................      $10.0000*           $10.0135             0.14%
   Capital Appreciation Series...........       10.0000*            10.6368             6.37
   Conservative Growth Series............       10.0000*            10.2590             2.59
   Emerging Growth Series................       10.0000*            10.5559             5.56
   Equity Income Series..................       10.0000*            10.0639             0.64
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       10.0000*             9.6842            (3.16)
   International Growth Series...........       10.0000*             9.9979            (0.02)
   International Growth and Income
    Series...............................       10.0000*            10.2449             2.45
   Government Securities Series..........       10.0000*            10.0189             0.19
   High Yield Series.....................       10.0000*            10.0150             0.15
   Managed Sectors Series................       10.0000*            10.6032             6.03
   Massachusetts Investors Growth Stock
    Series...............................       10.0000*            10.5460             5.46
   Money Market Series...................       10.0000*            10.0137             0.14
   New Discovery Series..................       10.0000*            10.3805             3.81
   Research Series.......................       10.0000*            10.6487             6.49
   Research Growth & Income Series.......       10.0000*             9.9728            (0.27)
   Research International Series.........       10.0000*            10.0599             0.60
   Strategic Income Series...............       10.0000*            10.0069             0.07
   Total Return Series...................       10.0000*            10.0842             0.84
   Utilities Series......................       10.0000*            10.4392             4.39
   Capital Opportunities Series..........       10.0000*            10.1855             1.86
   World Asset Allocation Series.........       10.0000*            10.0785             0.79
   World Governments Series..............       10.0000*             9.9817            (0.18)
   World Growth Series...................       10.0000*            10.2101             2.10

 *Reflects unit value on date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1998

 Assets:
   Investment in MFS/Sun Life Series Trust                                                Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Bond Series ("BDS")..............................................................      254,829  $    2,570,222  $    2,599,227
     Capital Appreciation Series ("CAS")..............................................   32,100,756   1,166,504,717   1,373,198,897
     Conservative Growth Series ("CGS")...............................................   40,973,184   1,102,642,448   1,478,937,337
     Emerging Growth Series ("EGS")...................................................   28,548,027     459,079,738     601,403,300
     Equity Income Series ("EIS").....................................................      181,272       1,803,085       1,807,792
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")....................    2,300,168      26,045,059      20,297,153
     International Growth Series ("FCI")..............................................    3,139,184      31,421,701      32,599,085
     International Growth and Income Series ("FCG")...................................    5,411,177      62,907,783      70,205,470
     Government Securities Series ("GSS").............................................   29,305,377     372,835,122     375,054,342
     High Yield Series ("HYS")........................................................   31,444,170     297,742,705     301,514,908
     Managed Sectors Series ("MSS")...................................................   12,305,999     327,044,356     345,674,970
     Massachusetts Investors Growth Stock Series ("MIS")..............................      989,468      10,083,625      10,503,985
     Money Market Series ("MMS")......................................................  321,548,997     321,548,997     321,548,997
     New Discovery Series ("NWD").....................................................      289,863       2,950,734       3,047,999
     Research Series ("RES")..........................................................   39,454,632     672,637,688     871,632,357
     Research Growth & Income Series ("RGS")..........................................    1,571,171      18,346,110      20,150,795
     Research International Series ("RSS")............................................       55,564         548,647         551,186
     Strategic Income Series ("SIS")..................................................      137,629       1,383,117       1,391,509
     Total Return Series ("TRS")......................................................   86,311,616   1,562,310,586   1,785,720,955
     Utilities Series ("UTS").........................................................   10,253,016     141,553,744     166,218,188
     Capital Opportunities Series ("VAL").............................................    9,683,714     131,042,672     153,924,043
     World Asset Allocation Series ("WAA")............................................    9,127,874     126,667,878     135,912,391
     World Governments Series ("WGS").................................................    8,215,785      92,515,774      88,389,898
     World Growth Series ("WGR")......................................................   17,719,021     236,398,711     273,506,449
     World Total Return Series ("WTR")................................................    5,634,096      77,005,341      87,779,130
                                                                                                     --------------  --------------
                                                                                                     $7,245,590,560  $8,523,570,363
                                                                                                     --------------
                                                                                                     --------------
 Liability:
   Payable to Sponsor..............................................................................................         146,183
                                                                                                                     --------------
         Net Assets................................................................................................  $8,523,424,180
                                                                                                                     --------------
                                                                                                                     --------------

                                                     Applicable to Owners of          Reserve
                                               Deferred Variable Annuity Contracts      for
                                              -------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value      Value      Annuities       Total
                                              ----------  ----------   ------------  ----------  --------------
   MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................   1,828,840   $35.7137    $ 65,324,153  $  141,015  $   65,465,168
     CAS -- Level 2.........................   6,738,140    14.4052      96,940,399     393,596      97,333,995
     GSS -- Level 1.........................     966,997    17.2224      16,666,498      50,100      16,716,598
     GSS -- Level 2.........................   2,117,639    11.0500      23,384,523      59,400      23,443,923
     HYS -- Level 1.........................     385,510    23.0605       8,896,354      17,181       8,913,535
     HYS -- Level 2.........................   1,031,037    11.6898      12,055,208      12,275      12,067,483
     MSS -- Level 1.........................     646,350    30.2684      19,440,860      82,129      19,522,989
     MSS -- Level 2.........................   2,343,843    13.6281      32,022,739      77,689      32,100,428
     MMS -- Level 1.........................   1,018,796    13.4150      13,850,082       8,987      13,859,069
     MMS -- Level 2.........................   2,262,818    10.5973      23,750,987       4,216      23,755,203
     TRS -- Level 1.........................   3,384,998    26.0286      88,119,252     314,809      88,434,061
     TRS -- Level 2.........................   9,987,805    13.0406     130,188,155   1,059,893     131,248,048
     WGS -- Level 1.........................     325,491    16.5622       5,401,411      59,083       5,460,494
     WGS -- Level 2.........................     753,169     9.9199       7,458,598      14,966       7,473,564
                                                                       ------------  ----------  --------------
                                                                       $543,499,219  $2,295,339  $  545,794,558
                                                                       ------------  ----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1998 -- continued

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS REGATTA GOLD CONTRACTS:
     BDS....................................     255,218   $10.1778    $    2,596,972  $   --      $    2,596,972
     CAS....................................  36,737,983    32.6368     1,198,457,568   5,804,546   1,204,262,114
     CGS....................................  48,421,042    30.1470     1,459,218,549   4,366,977   1,463,585,526
     EGS....................................  28,271,190    21.0049       593,631,210     888,745     594,519,955
     EIS....................................     173,145     9.9511         1,723,378      --           1,723,378
     FCE....................................   2,241,348     8.8556        19,841,441      26,650      19,868,091
     FCI....................................   3,100,609    10.1926        31,593,805      52,413      31,646,218
     FCG....................................   5,288,530    13.0388        68,931,286      70,792      69,002,078
     GSS....................................  22,799,870    14.5283       331,180,929   1,032,876     332,213,805
     HYS....................................  14,533,449    18.9964       275,988,461     930,418     276,918,879
     MSS....................................  11,442,679    25.4878       291,255,335     957,295     292,212,630
     MIS....................................     948,575    10.5928        10,047,688      --          10,047,688
     MMS....................................  23,297,460    12.0222       280,074,698   1,526,565     281,601,263
     NWD....................................     251,177    10.4925         2,635,374      --           2,635,374
     RES....................................  37,494,058    22.9209       858,600,474   2,173,290     860,773,764
     RGS....................................   1,557,205    12.6944        19,762,801     143,383      19,906,184
     RSS....................................      53,236     9.8982           527,002      --             527,002
     SIS....................................     135,482    10.0886         1,367,044      --           1,367,044
     TRS....................................  71,223,495    21.6885     1,544,040,813   3,475,834   1,547,516,647
     UTS....................................   7,698,840    21.0767       162,200,025     607,248     162,807,273
     VAL....................................   9,231,846    16.2261       149,754,225     258,054     150,012,279
     WAA....................................   8,194,157    16.4278       134,591,922     592,726     135,184,648
     WGS....................................   5,535,939    13.5104        74,784,074     395,239      75,179,313
     WGR....................................  15,453,392    17.5484       271,094,913     710,383     271,805,296
     WTR....................................   5,331,222    16.2318        86,507,591     459,590      86,967,181
                                                                       --------------  ----------  --------------
                                                                       $7,870,407,578  $24,473,024 $7,894,880,602
                                                                       --------------  ----------  --------------
   MFS REGATTA CLASSIC CONTRACTS:
     BDS....................................          54   $10.0000    $          542  $   --      $          542
     CAS....................................     392,453    14.3133         5,615,470      --           5,615,470
     CGS....................................     960,933    14.9230        14,332,526      --          14,332,526
     EGS....................................     458,813    13.8728         6,361,291      --           6,361,291
     EIS....................................       3,556    10.1539            36,100      --              36,100
     FCE....................................      44,459     9.3162           414,379      --             414,379
     FCI....................................      86,506    10.5075           909,055      --             909,055
     FCG....................................      82,108    12.5961         1,033,693      --           1,033,693
     GSS....................................     240,106    11.0526         2,658,903      --           2,658,903
     HYS....................................     288,587    11.8100         3,407,740      --           3,407,740
     MSS....................................     133,307    13.2398         1,764,304      --           1,764,304
     MIS....................................      15,310    10.5969           162,231      --             162,231
     MMS....................................     194,990    10.6008         2,066,645      --           2,066,645
     NWD....................................      20,804    10.4966           218,483      --             218,483
     RES....................................     759,857    13.8353        10,510,310      --          10,510,310
     RGS....................................      18,850    12.4950           235,301      --             235,301
     SIS....................................       1,726    10.0072            17,273      --              17,273
     TRS....................................   1,384,083    12.8955        17,848,000      --          17,848,000
     UTS....................................     238,951    14.1811         3,383,034      --           3,383,034
     VAL....................................     247,614    15.0413         3,720,431      --           3,720,431
     WAA....................................      60,243    12.0079           723,751      --             723,751
     WGS....................................      31,335    10.1408           317,762      --             317,762
     WGR....................................     127,250    12.7887         1,626,588      --           1,626,588
     WTR....................................      65,832    12.3315           811,440      --             811,440
                                                                       --------------  ----------  --------------
                                                                       $   78,175,252  $   --      $   78,175,252
                                                                       --------------  ----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1998 -- continued

                                                     Applicable to Owners of
                                               Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:    -------------------------------------   Variable
 (CONTINUED):                                  Units    Unit Value       Value        Annuities       Total
                                              --------  ----------   --------------  -----------  --------------
   MFS REGATTA PLATINUM CONTRACTS:
     BDS....................................       171   $10.0135    $        1,713  $   --       $        1,713
     CAS....................................    52,015    10.6368           553,255      --              553,255
     CGS....................................   103,098    10.2590         1,057,723      --            1,057,723
     EGS....................................    46,981    10.5559           495,928      --              495,928
     EIS....................................     4,801    10.0639            48,314      --               48,314
     FCE....................................     1,382     9.6842            13,391      --               13,391
     FCI....................................     4,301     9.9979            42,995      --               42,995
     FCG....................................    15,888    10.2449           162,764      --              162,764
     GSS....................................    18,946    10.0189           189,818      --              189,818
     HYS....................................    15,884    10.0150           159,037      --              159,037
     MSS....................................     1,103    10.6032            11,690      --               11,690
     MIS....................................    27,891    10.5460           294,066      --              294,066
     MMS....................................    16,420    10.0137           164,433      --              164,433
     NWD....................................    18,707    10.3805           194,142      --              194,142
     RES....................................    38,656    10.6487           411,649      --              411,649
     RGS....................................     1,445     9.9728            14,409      --               14,409
     RSS....................................     2,400    10.0599            24,184      --               24,184
     SIS....................................       719    10.0069             7,192      --                7,192
     TRS....................................    40,048    10.0842           403,821      --              403,821
     UTS....................................     2,582    10.4392            26,951      --               26,951
     VAL....................................    17,552    10.1855           178,764      --              178,764
     WAA....................................     2,606    10.0785            26,267      --               26,267
     WGS....................................       100     9.9817               998      --                  998
     WGR....................................     8,839    10.2101            90,264      --               90,264
                                                                     --------------  -----------  --------------
                                                                     $    4,573,768  $   --       $    4,573,768
                                                                     --------------  -----------  --------------
     Net Assets.............................                         $8,496,655,817  $26,768,363  $8,523,424,180
                                                                     --------------  -----------  --------------
                                                                     --------------  -----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1998

                                          BDS            CAS             CGS             EGS            EIS
                                      Sub-Account*   Sub-Account     Sub-Account     Sub-Account    Sub-Account*
                                      ------------   ------------   -------------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........    $--          $145,841,372   $  93,715,025   $  18,895,418     $--
   Mortality and expense risk
    charges.........................      2,675         7,770,010       7,846,311       3,224,040         989
   Distribution expense charges.....     --                58,842        --              --            --
   Administrative expense charges...        321           873,558         941,558         386,885         120
                                      ------------   ------------   -------------   -------------   ------------
     Net investment income (loss)...    $(2,996)     $137,138,962   $  84,927,156   $  15,284,493     $(1,109)
                                      ------------   ------------   -------------   -------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............    $77,444      $156,417,322   $  16,684,059   $  17,477,609     $   699
     Cost of investments sold.......     76,167       115,178,575       7,839,859      10,818,045         703
                                      ------------   ------------   -------------   -------------   ------------
       Net realized gains (losses)..    $ 1,277      $ 41,238,747   $   8,844,200   $   6,659,564     $    (4)
                                      ------------   ------------   -------------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments
     End of period..................    $29,005      $206,694,180   $ 376,294,889   $ 142,323,562     $ 4,707
     Beginning of period............     --           165,968,995     285,383,733      69,992,703      --
                                      ------------   ------------   -------------   -------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............    $29,005      $ 40,725,185   $  90,911,156   $  72,330,859     $ 4,707
                                      ------------   ------------   -------------   -------------   ------------
     Realized and unrealized gains
      (losses)......................    $30,282      $ 81,963,932   $  99,755,356   $  78,990,423     $ 4,703
                                      ------------   ------------   -------------   -------------   ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................    $27,286      $219,102,894   $ 184,682,512   $  94,274,916     $ 3,594
                                      ------------   ------------   -------------   -------------   ------------
                                      ------------   ------------   -------------   -------------   ------------

                                          FCE            FCI           FCG
                                      Sub-Account    Sub-Account   Sub-Account
                                      ------------   -----------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $    747,426   $  253,294    $  1,908,465
   Mortality and expense risk
    charges.........................       142,998      175,286         363,826
   Distribution expense charges.....       --            --             --
   Administrative expense charges...        17,160       21,035          43,659
                                      ------------   -----------   ------------
     Net investment income (loss)...  $    587,268   $   56,973    $  1,500,980
                                      ------------   -----------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............  $ 11,162,130   $1,984,882    $ 21,499,589
     Cost of investments sold.......    12,149,488    1,858,670      18,095,070
                                      ------------   -----------   ------------
       Net realized gains (losses)..  $   (987,358)  $  126,212    $  3,404,519
                                      ------------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments
     End of period..................  $ (5,747,906)  $1,177,384    $  7,297,687
     Beginning of period............    (1,673,420)    (418,012)      2,425,793
                                      ------------   -----------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ (4,074,486)  $1,595,396    $  4,871,894
                                      ------------   -----------   ------------
     Realized and unrealized gains
      (losses)......................  $ (5,061,844)  $1,721,608    $  8,276,413
                                      ------------   -----------   ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ (4,474,576)  $1,778,581    $  9,777,393
                                      ------------   -----------   ------------
                                      ------------   -----------   ------------

 *For the period May 4, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1998 -- continued

                                               GSS          HYS           MSS            MIS             MMS            NWD
                                           Sub-Account  Sub-Account   Sub-Account    Sub-Account*    Sub-Account   Sub-Account*
                                           -----------  ------------  ------------  --------------   ------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $20,116,757  $ 17,576,617  $ 49,435,052    $ --           $  7,917,051  $    --
   Mortality and expense risk charges....    2,100,351     1,658,465     2,072,479       9,185          1,942,282          2,698
   Distribution expense charges..........       14,923         7,991        17,323      --                 10,977       --
   Administrative expense charges........      237,119       191,024       231,374       1,103            222,098            322
                                           -----------  ------------  ------------  --------------   ------------  -------------
       Net investment income (loss)......  $17,764,364  $ 15,719,137  $ 47,113,876    $(10,288)      $  5,741,694  $      (3,020)
                                           -----------  ------------  ------------  --------------   ------------  -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $50,661,473  $ 41,889,999  $ 36,525,524    $176,975       $290,463,593  $       9,743
     Cost of investments sold............   48,309,841    37,311,828    27,000,415     175,899        290,463,593          9,762
                                           -----------  ------------  ------------  --------------   ------------  -------------
       Net realized gains (losses).......  $ 2,351,632  $  4,578,171  $  9,525,109    $  1,076       $    --       $         (19)
                                           -----------  ------------  ------------  --------------   ------------  -------------
   Net unrealized appreciation on
    investments
     End of period.......................  $ 2,219,220  $  3,772,203  $ 18,630,614    $420,360       $    --       $      97,265
     Beginning of period.................   11,293,081    12,659,920    40,525,807      --                --            --
                                           -----------  ------------  ------------  --------------   ------------  -------------
       Change in unrealized
        appreciation.....................  $(9,073,861) $ (8,887,717) $(21,895,193)   $420,360       $    --       $      97,265
                                           -----------  ------------  ------------  --------------   ------------  -------------
     Realized and unrealized gains
      (losses)...........................  $(6,722,229) $ (4,309,546) $(12,370,084)   $421,436       $    --       $      97,246
                                           -----------  ------------  ------------  --------------   ------------  -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $11,042,135  $ 11,409,591  $ 34,743,792    $411,148       $  5,741,694  $      94,226
                                           -----------  ------------  ------------  --------------   ------------  -------------
                                           -----------  ------------  ------------  --------------   ------------  -------------

                                                RES            RGS
                                            Sub-Account    Sub-Account
                                           -------------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  34,036,093   $   75,267
   Mortality and expense risk charges....      4,749,258       73,665
   Distribution expense charges..........       --             --
   Administrative expense charges........        569,912        8,840
                                           -------------   -----------
       Net investment income (loss)......  $  28,716,923   $   (7,238)
                                           -------------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $  12,356,716   $  724,314
     Cost of investments sold............      6,406,014      594,574
                                           -------------   -----------
       Net realized gains (losses).......  $   5,950,702   $  129,740
                                           -------------   -----------
   Net unrealized appreciation on
    investments
     End of period.......................  $ 198,994,669   $1,804,685
     Beginning of period.................    111,290,775      263,416
                                           -------------   -----------
       Change in unrealized
        appreciation.....................  $  87,703,894   $1,541,269
                                           -------------   -----------
     Realized and unrealized gains
      (losses)...........................  $  93,654,596   $1,671,009
                                           -------------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $ 122,371,519   $1,663,771
                                           -------------   -----------
                                           -------------   -----------

 *For the period May 4, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1998 -- continued

                                          RSS           SIS             TRS             UTS             VAL
                                      Sub-Account*  Sub-Account*    Sub-Account     Sub-Account     Sub-Account
                                      -----------   ------------   -------------   --------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........    $--           $--          $ 187,021,256    $  17,526,264   $  5,578,765
   Mortality and expense risk
    charges.........................       313          1,228         10,309,327          868,747        751,477
   Distribution expense charges.....     --            --                 84,623         --              --
   Administrative expense charges...        37            144          1,152,496          104,249         90,176
                                      -----------   ------------   -------------   --------------   ------------
       Net investment income
        (loss)......................    $ (350)       $(1,372)     $ 175,474,810    $  16,553,268   $  4,737,112
                                      -----------   ------------   -------------   --------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............    $5,522        $56,422      $ 114,363,461    $   3,243,070   $  7,611,534
     Cost of investments sold.......     5,684         56,293         86,523,184        1,919,207      5,077,062
                                      -----------   ------------   -------------   --------------   ------------
       Net realized gains
        (losses)....................    $ (162)       $   129      $  27,840,277    $   1,323,863   $  2,534,472
                                      -----------   ------------   -------------   --------------   ------------
   Net unrealized appreciation
    (depreciation) on investments
     End of period..................    $2,539        $ 8,392      $ 223,410,369    $  24,664,444   $ 22,881,371
     Beginning of period............     --            --            297,846,753       28,380,652     11,851,082
                                      -----------   ------------   -------------   --------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............    $2,539        $ 8,392      $ (74,436,384)   $  (3,716,208)  $ 11,030,289
                                      -----------   ------------   -------------   --------------   ------------
     Realized and unrealized gains
      (losses)......................    $2,377        $ 8,521      $ (46,596,107)   $  (2,392,345)  $ 13,564,761
                                      -----------   ------------   -------------   --------------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS........................    $2,027        $ 7,149      $ 128,878,703    $  14,160,923   $ 18,301,873
                                      -----------   ------------   -------------   --------------   ------------
                                      -----------   ------------   -------------   --------------   ------------

                                          WAA            WGS            WGR
                                      Sub-Account    Sub-Account    Sub-Account
                                      ------------   ------------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  9,239,610   $  1,161,945   $18,963,494
   Mortality and expense risk
    charges.........................       800,899        566,067     1,593,073
   Distribution expense charges.....       --               6,188       --
   Administrative expense charges...        96,109         61,744       191,169
                                      ------------   ------------   -----------
       Net investment income
        (loss)......................  $  8,342,602   $    527,946   $17,179,252
                                      ------------   ------------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............  $ 12,684,261   $ 19,096,319   $20,373,825
     Cost of investments sold.......     9,806,978     20,309,489    14,148,801
                                      ------------   ------------   -----------
       Net realized gains
        (losses)....................  $  2,877,283   $ (1,213,170)  $ 6,225,024
                                      ------------   ------------   -----------
   Net unrealized appreciation
    (depreciation) on investments
     End of period..................  $  9,244,513   $ (4,125,876)  $37,107,738
     Beginning of period............     9,486,253     (5,701,264)   31,911,034
                                      ------------   ------------   -----------
       Change in unrealized
        appreciation
        (depreciation)..............  $   (241,740)  $  1,575,388   $ 5,196,704
                                      ------------   ------------   -----------
     Realized and unrealized gains
      (losses)......................  $  2,635,543   $    362,218   $11,421,728
                                      ------------   ------------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS........................  $ 10,978,145   $    890,164   $28,600,980
                                      ------------   ------------   -----------
                                      ------------   ------------   -----------

 *For the period May 4, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1998 -- continued

                                               WTR
                                           Sub-Account       Total
                                           -----------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 3,790,536   $ 633,799,707
   Mortality and expense risk charges....      485,097      47,510,746
   Distribution expense charges..........      --              200,867
   Administrative expense charges........       58,211       5,500,423
                                           -----------   -------------
       Net investment income.............  $ 3,247,228   $ 580,587,671
                                           -----------   -------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment
    transactions
     Proceeds from sales.................  $ 6,700,118   $ 842,246,603
     Cost of investments sold............    4,926,041     719,061,242
                                           -----------   -------------
       Net realized gains................  $ 1,774,077   $ 123,185,361
                                           -----------   -------------
   Net unrealized appreciation on
    investments
     End of period.......................  $10,773,789   $1,277,979,803
     Beginning of period.................    8,223,467   1,079,710,768
                                           -----------   -------------
       Change in unrealized
       appreciation......................  $ 2,550,322   $ 198,269,035
                                           -----------   -------------
     Realized and unrealized gains.......  $ 4,324,399   $ 321,454,396
                                           -----------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $ 7,571,627   $ 902,042,067
                                           -----------   -------------
                                           -----------   -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                     BDS                    CAS                               CGS
                                 Sub-Account            Sub-Account                       Sub-Account
                                 -----------  --------------------------------  --------------------------------
                                   Period       Six Months                        Six Months
                                    Ended          Ended         Year Ended          Ended         Year Ended
                                  June 30,       June 30,         Dec. 31,         June 30,         Dec. 31,
                                    1998*          1998             1997             1998             1997
                                 -----------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)....................... $   (2,996)  $   137,138,962  $    74,369,495  $    84,927,156  $    24,679,106
  Net realized gains (losses)...      1,277        41,238,747       86,668,781        8,844,200        9,412,903
  Net unrealized gains..........     29,005        40,725,185       32,342,322       90,911,156      162,512,568
                                 -----------  ---------------  ---------------  ---------------  ---------------
      Increase in net assets
       from operations.......... $   27,286   $   219,102,894  $   193,380,598  $   184,682,512  $   196,604,577
                                 -----------  ---------------  ---------------  ---------------  ---------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................... $1,877,699   $    95,988,761  $   191,209,464  $   149,326,373  $   211,472,643
    Net transfers between Sub-
     Accounts and Fixed
     Account....................    702,620        11,079,875       28,967,751      117,383,531      176,163,947
    Withdrawals, surrenders,
     annuitizations and contract
     charges....................     (8,378)      (89,797,076)    (177,738,789)     (40,335,248)     (42,133,444)
                                 -----------  ---------------  ---------------  ---------------  ---------------
      Net accumulation
       activity................. $2,571,941   $    17,271,560  $    42,438,426  $   226,374,656  $   345,503,146
                                 -----------  ---------------  ---------------  ---------------  ---------------
  Annuitization Activity:
    Annuitizations.............. $   --       $       477,300  $     1,367,156  $     1,040,803  $       947,612
    Annuity payments and
     contract charges...........     --              (639,013)        (736,487)        (250,148)        (271,967)
    Net Transfers between Sub-
     Accounts...................     --               (40,853)          40,842           69,263          354,557
    Adjustments to annuity
     reserves...................     --               (52,300)         (64,938)          48,003           52,749
                                 -----------  ---------------  ---------------  ---------------  ---------------
      Net annuitization
       activity................. $   --       $      (254,866) $       606,573  $       907,921  $     1,082,951
                                 -----------  ---------------  ---------------  ---------------  ---------------
  Increase in net assets from
   contract owner
   transactions................. $2,571,941   $    17,016,694  $    43,044,999  $   227,282,577  $   346,586,097
                                 -----------  ---------------  ---------------  ---------------  ---------------
    Increase in net assets...... $2,599,227   $   236,119,588  $   236,425,597  $   411,965,089  $   543,190,674
                                 -----------  ---------------  ---------------  ---------------  ---------------
NET ASSETS:
  Beginning of period...........     --         1,137,110,414      900,684,817    1,067,010,686      523,820,012
                                 -----------  ---------------  ---------------  ---------------  ---------------
  End of period................. $2,599,227   $ 1,373,230,002  $ 1,137,110,414  $ 1,478,975,775  $ 1,067,010,686
                                 -----------  ---------------  ---------------  ---------------  ---------------
                                 -----------  ---------------  ---------------  ---------------  ---------------

                                             EGS                   EIS
                                         Sub-Account           Sub-Account
                                 ----------------------------  -----------
                                  Six Months                     Period
                                     Ended       Year Ended       Ended
                                   June 30,       Dec. 31,      June 30,
                                     1998           1997          1998*
                                 -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)....................... $  15,284,493  $  (3,455,859) $   (1,109)
  Net realized gains (losses)...     6,659,564      8,307,222          (4)
  Net unrealized gains..........    72,330,859     53,637,553       4,707
                                 -------------  -------------  -----------
      Increase in net assets
       from operations.......... $  94,274,916  $  58,488,916  $    3,594
                                 -------------  -------------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................... $  49,650,070  $  95,095,489  $  786,102
    Net transfers between Sub-
     Accounts and Fixed
     Account....................    30,118,030     57,336,795   1,018,195
    Withdrawals, surrenders,
     annuitizations and contract
     charges....................   (14,124,450)   (16,909,470)        (99)
                                 -------------  -------------  -----------
      Net accumulation
       activity................. $  65,643,650  $ 135,522,814  $1,804,198
                                 -------------  -------------  -----------
  Annuitization Activity:
    Annuitizations.............. $     240,990  $     158,875  $   --
    Annuity payments and
     contract charges...........       (57,596)       (58,246)     --
    Net Transfers between Sub-
     Accounts...................           471         21,015      --
    Adjustments to annuity
     reserves...................         1,558          7,823      --
                                 -------------  -------------  -----------
      Net annuitization
       activity................. $     185,423  $     129,467  $   --
                                 -------------  -------------  -----------
  Increase in net assets from
   contract owner
   transactions................. $  65,829,073  $ 135,652,281  $1,804,198
                                 -------------  -------------  -----------
    Increase in net assets...... $ 160,103,989  $ 194,141,197  $1,807,792
                                 -------------  -------------  -----------
NET ASSETS:
  Beginning of period...........   441,273,185    247,131,988      --
                                 -------------  -------------  -----------
  End of period................. $ 601,377,174  $ 441,273,185  $1,807,792
                                 -------------  -------------  -----------
                                 -------------  -------------  -----------

 *For the period May 4, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                  FCE                         FCI
                                              Sub-Account                 Sub-Account
                                       --------------------------  --------------------------
                                        Six Months                  Six Months
                                          Ended       Year Ended      Ended       Year Ended
                                         June 30,      Dec. 31,      June 30,      Dec. 31,
                                           1998          1997          1998          1997
                                       ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income (loss)........ $    587,268  $   (230,489) $     56,973  $   (193,476)
  Net realized gains (losses).........     (987,358)      974,141       126,212      (156,246)
  Net unrealized gains (losses).......   (4,074,486)   (1,720,809)    1,595,396      (353,885)
                                       ------------  ------------  ------------  ------------
      Increase (decrease) in net
       assets from operations......... $ (4,474,576) $   (977,157) $  1,778,581  $   (703,607)
                                       ------------  ------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received........ $  1,677,759  $  9,918,873  $  3,490,058  $ 10,356,882
    Net transfers between Sub-Accounts
     and Fixed Account................     (240,967)   12,522,767     4,406,891     8,764,120
    Withdrawals, surrenders,
     annuitizations and contract
     charges..........................     (481,179)     (953,005)     (388,395)     (683,649)
                                       ------------  ------------  ------------  ------------
      Net accumulation activity....... $    955,613  $ 21,488,635  $  7,508,554  $ 18,437,353
                                       ------------  ------------  ------------  ------------
  Annuitization Activity:
    Annuitizations.................... $      3,586  $     39,195  $    --       $     55,177
    Annuity payments and contract
     charges..........................       (3,715)       (5,864)       (2,855)       (2,405)
    Net transfers between
     Sub-Accounts.....................      --            --            --            --
    Adjustments to annuity reserves...          173        (1,465)         (401)         (416)
                                       ------------  ------------  ------------  ------------
      Net annuitization activity...... $         44  $     31,866  $     (3,256) $     52,356
                                       ------------  ------------  ------------  ------------
  Increase (decrease) in net assets
   from contract owner transactions... $    955,657  $ 21,520,501  $  7,505,298  $ 18,489,709
                                       ------------  ------------  ------------  ------------
    Increase (decrease) in net
     assets........................... $ (3,518,919) $ 20,543,344  $  9,283,879  $ 17,786,102
                                       ------------  ------------  ------------  ------------

NET ASSETS:
  Beginning of period.................   23,814,780     3,271,436    23,314,389     5,528,287
                                       ------------  ------------  ------------  ------------
  End of period....................... $ 20,295,861  $ 23,814,780  $ 32,598,268  $ 23,314,389
                                       ------------  ------------  ------------  ------------
                                       ------------  ------------  ------------  ------------

                                                  FCG                          GSS
                                              Sub-Account                  Sub-Account
                                       --------------------------  ----------------------------
                                        Six Months                  Six Months
                                          Ended       Year Ended       Ended       Year Ended
                                         June 30,      Dec. 31,      June 30,       Dec. 31,
                                           1998          1997          1998           1997
                                       ------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)........ $  1,500,980  $    (87,178) $  17,764,364  $  16,257,472
  Net realized gains (losses).........    3,404,519       575,848      2,351,632       (320,218)
  Net unrealized gains (losses).......    4,871,894     1,624,106     (9,073,861)     5,893,925
                                       ------------  ------------  -------------  -------------
      Increase (decrease) in net
       assets from operations......... $  9,777,393  $  2,112,776  $  11,042,135  $  21,831,179
                                       ------------  ------------  -------------  -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received........ $  4,114,790  $  8,465,356  $  24,733,344  $  45,924,248
    Net transfers between Sub-Accounts
     and Fixed Account................    8,808,810     5,802,185     35,419,647      9,720,766
    Withdrawals, surrenders,
     annuitizations and contract
     charges..........................   (1,813,436)   (2,204,864)   (27,506,143)   (58,612,247)
                                       ------------  ------------  -------------  -------------
      Net accumulation activity....... $ 11,110,164  $ 12,062,677  $  32,646,848  $  (2,967,233)
                                       ------------  ------------  -------------  -------------
  Annuitization Activity:
    Annuitizations.................... $     14,531  $     45,941  $     331,421  $     142,666
    Annuity payments and contract
     charges..........................      (24,264)       (6,247)      (124,096)      (181,979)
    Net transfers between
     Sub-Accounts.....................      (17,030)      --             (10,173)       (55,523)
    Adjustments to annuity reserves...       (8,477)           62         32,670        111,855
                                       ------------  ------------  -------------  -------------
      Net annuitization activity...... $    (35,240) $     39,756  $     229,822  $      17,019
                                       ------------  ------------  -------------  -------------
  Increase (decrease) in net assets
   from contract owner transactions... $ 11,074,924  $ 12,102,433  $  32,876,670  $  (2,950,214)
                                       ------------  ------------  -------------  -------------
    Increase (decrease) in net
     assets........................... $ 20,852,317  $ 14,215,209  $  43,918,805  $  18,880,965
                                       ------------  ------------  -------------  -------------
NET ASSETS:
  Beginning of period.................   49,346,218    35,131,009    331,304,242    312,423,277
                                       ------------  ------------  -------------  -------------
  End of period....................... $ 70,198,535  $ 49,346,218  $ 375,223,047  $ 331,304,242
                                       ------------  ------------  -------------  -------------
                                       ------------  ------------  -------------  -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                               HYS                           MSS                   MIS
                                           Sub-Account                   Sub-Account           Sub-Account
                                   ----------------------------  ----------------------------  ------------
                                    Six Months                    Six Months                      Period
                                       Ended       Year Ended        Ended       Year Ended       Ended
                                     June 30,       Dec. 31,       June 30,       Dec. 31,       June 30,
                                       1998           1997           1998           1997          1998*
                                   -------------  -------------  -------------  -------------  ------------
OPERATIONS:
  Net investment income (loss).... $  15,719,137  $   9,894,976  $  47,113,876  $  25,345,850  $    (10,288)
  Net realized gains (losses).....     4,578,171      6,191,967      9,525,109     19,553,090         1,076
  Net unrealized gains (losses)...    (8,887,717)     5,472,328    (21,895,193)    11,613,272       420,360
                                   -------------  -------------  -------------  -------------  ------------
      Increase in net assets
       from operations............ $  11,409,591  $  21,559,271  $  34,743,792  $  56,512,212  $    411,148
                                   -------------  -------------  -------------  -------------  ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.... $  36,489,413  $  56,445,474  $  22,987,799  $  56,177,555  $  6,564,373
    Net transfers between Sub-
     Accounts and Fixed Account...    31,513,876     35,346,824     (1,873,760)    12,554,894     3,565,500
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................   (15,828,970)   (37,189,764)   (23,130,038)   (57,321,938)      (37,036)
                                   -------------  -------------  -------------  -------------  ------------
      Net accumulation activity... $  52,174,319  $  54,602,534  $  (2,015,999) $  11,410,511  $ 10,092,837
                                   -------------  -------------  -------------  -------------  ------------
  Annuitization Activity:
    Annuitizations................ $     382,108  $     403,156  $     266,733  $     558,077  $    --
    Annuity payments and contract
     charges......................      (204,011)      (164,426)      (205,779)      (166,248)      --
    Net transfers between
     Sub-Accounts.................      --             --             --             --             --
    Adjustments to annuity
     reserves.....................        29,255          2,369         (2,232)       (43,539)      --
                                   -------------  -------------  -------------  -------------  ------------
      Net annuitization
       activity................... $     207,352  $     241,099  $      58,722  $     348,290  $    --
                                   -------------  -------------  -------------  -------------  ------------
  Increase (decrease) in net
   assets from contract owner
   transactions................... $  52,381,671  $  54,843,633  $  (1,957,277) $  11,758,801  $ 10,092,837
                                   -------------  -------------  -------------  -------------  ------------
    Increase (decrease) in net
     assets....................... $  63,791,262  $  76,402,904  $  32,786,515  $  68,271,013  $ 10,503,985
                                   -------------  -------------  -------------  -------------  ------------

NET ASSETS:
  Beginning of period.............   237,675,412    161,272,508    312,825,526    244,554,513       --
                                   -------------  -------------  -------------  -------------  ------------
  End of period................... $ 301,466,674  $ 237,675,412  $ 345,612,041  $ 312,825,526  $ 10,503,985
                                   -------------  -------------  -------------  -------------  ------------
                                   -------------  -------------  -------------  -------------  ------------

                                               MMS                   NWD
                                           Sub-Account           Sub-Account
                                   ----------------------------  -----------
                                    Six Months                     Period
                                       Ended       Year Ended       Ended
                                     June 30,       Dec. 31,      June 30,
                                       1998           1997          1998*
                                   -------------  -------------  -----------
OPERATIONS:
  Net investment income (loss).... $   5,741,694  $  12,238,449  $   (3,020)
  Net realized gains (losses).....      --             --               (19)
  Net unrealized gains (losses)...      --             --            97,265
                                   -------------  -------------  -----------
      Increase in net assets
       from operations............ $   5,741,694  $  12,238,449  $   94,226
                                   -------------  -------------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.... $  57,876,769  $ 151,523,026  $1,366,456
    Net transfers between Sub-
     Accounts and Fixed Account...    35,255,444     (1,240,893)  1,637,428
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................   (72,380,224)  (229,658,956)    (50,111)
                                   -------------  -------------  -----------
      Net accumulation activity... $  20,751,989  $ (79,376,823) $2,953,773
                                   -------------  -------------  -----------
  Annuitization Activity:
    Annuitizations................ $     763,861  $      79,534  $   --
    Annuity payments and contract
     charges......................      (124,814)      (200,563)     --
    Net transfers between
     Sub-Accounts.................        (2,353)      (312,207)     --
    Adjustments to annuity
     reserves.....................        88,747        (31,750)     --
                                   -------------  -------------  -----------
      Net annuitization
       activity................... $     725,441  $    (464,986) $   --
                                   -------------  -------------  -----------
  Increase (decrease) in net
   assets from contract owner
   transactions................... $  21,477,430  $ (79,841,809) $2,953,773
                                   -------------  -------------  -----------
    Increase (decrease) in net
     assets....................... $  27,219,124  $ (67,603,360) $3,047,999
                                   -------------  -------------  -----------
NET ASSETS:
  Beginning of period.............   294,227,489    361,830,849      --
                                   -------------  -------------  -----------
  End of period................... $ 321,446,613  $ 294,227,489  $3,047,999
                                   -------------  -------------  -----------
                                   -------------  -------------  -----------

 *For the period May 4, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                               RES                          RGS                 RSS
                                           Sub-Account                  Sub-Account         Sub-Account
                                   ----------------------------  -------------------------  -----------
                                    Six Months                    Six Months                  Period
                                       Ended       Year Ended       Ended      Year Ended      Ended
                                     June 30,       Dec. 31,       June 30,     Dec. 31,     June 30,
                                       1998           1997           1998         1997         1998*
                                   -------------  -------------  ------------  -----------  -----------
OPERATIONS:
  Net investment income (loss).... $  28,716,923  $   5,840,008  $     (7,238) $   (21,782)   $   (350)
  Net realized gains (losses).....     5,950,702      5,057,991       129,740        8,741        (162)
  Net unrealized gains (losses)...    87,703,894     68,490,719     1,541,269      263,416       2,539
                                   -------------  -------------  ------------  -----------  -----------
      Increase in net assets from
       operations................. $ 122,371,519  $  79,388,718  $  1,663,771  $   250,375    $  2,027
                                   -------------  -------------  ------------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.... $  64,186,831  $ 153,316,348  $  6,897,443  $ 2,950,897    $ 90,264
    Net transfers between Sub-
     Accounts and Fixed Account...    56,834,275    119,233,197     6,216,724    2,726,224     459,725
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................   (20,968,759)   (24,008,616)     (653,292)     (29,969)       (830)
                                   -------------  -------------  ------------  -----------  -----------
      Net accumulation activity... $ 100,052,347  $ 248,540,929  $ 12,460,875  $ 5,647,152    $549,159
                                   -------------  -------------  ------------  -----------  -----------
  Annuitization Activity:.........
    Annuitizations................ $     155,096  $     415,748  $     73,112  $   --         $ --
    Annuity payments and contract
     charges......................      (107,248)      (139,282)       (3,109)     --           --
    Net transfers between
     Sub-Accounts.................       (40,932)        12,992        58,619      --           --
    Adjustments to annuity
     reserves.....................       (16,245)       (40,528)        5,099      --           --
                                   -------------  -------------  ------------  -----------  -----------
      Net annuitization
       activity................... $      (9,329) $     248,930  $    133,721  $   --         $ --
                                   -------------  -------------  ------------  -----------  -----------
  Increase in net assets from
   contract owner transactions.... $ 100,043,018  $ 248,789,859  $ 12,594,596  $ 5,647,152    $549,159
                                   -------------  -------------  ------------  -----------  -----------
    Increase in net assets........ $ 222,414,537  $ 328,178,577  $ 14,258,367  $ 5,897,527    $551,186
                                   -------------  -------------  ------------  -----------  -----------

NET ASSETS:
  Beginning of period.............   649,281,186    321,102,609     5,897,527      --           --
                                   -------------  -------------  ------------  -----------  -----------
  End of period................... $ 871,695,723  $ 649,281,186  $ 20,155,894  $ 5,897,527    $551,186
                                   -------------  -------------  ------------  -----------  -----------
                                   -------------  -------------  ------------  -----------  -----------

                                       SIS                    TRS
                                   Sub-Account            Sub-Account
                                   -----------  --------------------------------
                                     Period       Six Months
                                      Ended          Ended         Year Ended
                                    June 30,       June 30,         Dec. 31,
                                      1998*          1998             1997
                                   -----------  ---------------  ---------------
OPERATIONS:
  Net investment income (loss).... $   (1,372)  $   175,474,810  $   116,769,728
  Net realized gains (losses).....        129        27,840,277       66,640,057
  Net unrealized gains (losses)...      8,392       (74,436,384)      74,650,982
                                   -----------  ---------------  ---------------
      Increase in net assets from
       operations................. $    7,149   $   128,878,703  $   258,060,767
                                   -----------  ---------------  ---------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.... $  677,608   $   140,854,291  $   260,379,742
    Net transfers between Sub-
     Accounts and Fixed Account...    707,631        74,565,969       90,568,461
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................       (879)     (139,130,301)    (276,158,725)
                                   -----------  ---------------  ---------------
      Net accumulation activity... $1,384,360   $    76,289,959  $    74,789,478
                                   -----------  ---------------  ---------------
  Annuitization Activity:.........
    Annuitizations................ $   --       $     1,086,425  $     1,271,371
    Annuity payments and contract
     charges......................     --              (623,300)        (935,550)
    Net transfers between
     Sub-Accounts.................     --                   588           87,811
    Adjustments to annuity
     reserves.....................     --                34,218         (136,590)
                                   -----------  ---------------  ---------------
      Net annuitization
       activity................... $   --       $       497,931  $       287,042
                                   -----------  ---------------  ---------------
  Increase in net assets from
   contract owner transactions.... $1,384,360   $    76,787,890  $    75,076,520
                                   -----------  ---------------  ---------------
    Increase in net assets........ $1,391,509   $   205,666,593  $   333,137,287
                                   -----------  ---------------  ---------------
NET ASSETS:
  Beginning of period.............     --         1,579,783,984    1,246,646,697
                                   -----------  ---------------  ---------------
  End of period................... $1,391,509   $ 1,785,450,577  $ 1,579,783,984
                                   -----------  ---------------  ---------------
                                   -----------  ---------------  ---------------

 *For the period May 4, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                               UTS                           VAL
                                           Sub-Account                   Sub-Account
                                   ----------------------------  ---------------------------
                                    Six Months                    Six Months
                                       Ended       Year Ended        Ended       Year Ended
                                     June 30,       Dec. 31,       June 30,       Dec. 31,
                                       1998           1997           1998           1997
                                   -------------  -------------  -------------  ------------
OPERATIONS:
  Net investment income (loss).... $  16,553,268  $   7,729,340  $   4,737,112  $   (375,236)
  Net realized gains (losses).....     1,323,863      2,083,741      2,534,472       337,679
  Net unrealized gains (losses)...    (3,716,208)    14,781,219     11,030,289    11,106,441
                                   -------------  -------------  -------------  ------------
      Increase (decrease) in net
       assets from operations..... $  14,160,923  $  24,594,300  $  18,301,873  $ 11,068,884
                                   -------------  -------------  -------------  ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.... $  21,043,806  $  16,090,619  $  24,931,157  $ 29,587,412
    Net transfers between Sub-
     Accounts and Fixed Account...    19,024,517     13,552,388     26,814,499    31,786,583
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................    (5,535,361)    (5,005,318)    (3,290,878)   (2,199,052)
                                   -------------  -------------  -------------  ------------
      Net accumulation activity... $  34,532,962  $  24,637,689  $  48,454,778  $ 59,174,943
                                   -------------  -------------  -------------  ------------
  Annuitization Activity:
    Annuitizations................ $     177,413  $     165,628  $     117,497  $    136,454
    Annuity payments and contract
     charges......................       (41,732)       (60,528)       (23,693)      (15,580)
    Net transfers between
     Sub-Accounts.................      --               28,886       --             --
    Adjustments to annuity
     reserves.....................        81,617          2,804         (8,313)       (4,256)
                                   -------------  -------------  -------------  ------------
      Net annuitization
       activity................... $     217,298  $     136,790  $      85,491  $    116,618
                                   -------------  -------------  -------------  ------------
  Increase (decrease) in net
   assets from contract owner
   transactions................... $  34,750,260  $  24,774,479  $  48,540,269  $ 59,291,561
                                   -------------  -------------  -------------  ------------
    Increase (decrease) in net
     assets....................... $  48,911,183  $  49,368,779  $  66,842,142  $ 70,360,445
                                   -------------  -------------  -------------  ------------

NET ASSETS:
  Beginning of period.............   117,306,075     67,937,296     87,069,332    16,708,887
                                   -------------  -------------  -------------  ------------
  End of period................... $ 166,217,258  $ 117,306,075  $ 153,911,474  $ 87,069,332
                                   -------------  -------------  -------------  ------------
                                   -------------  -------------  -------------  ------------

                                               WAA                           WGS
                                           Sub-Account                   Sub-Account
                                   ----------------------------  ----------------------------
                                    Six Months                    Six Months
                                       Ended       Year Ended        Ended       Year Ended
                                     June 30,       Dec. 31,       June 30,       Dec. 31,
                                       1998           1997           1998           1997
                                   -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).... $   8,342,602  $   3,255,293  $     527,946  $   2,978,724
  Net realized gains (losses).....     2,877,283      2,612,317     (1,213,170)    (5,597,019)
  Net unrealized gains (losses)...      (241,740)     2,483,575      1,575,388       (269,307)
                                   -------------  -------------  -------------  -------------
      Increase (decrease) in net
       assets from operations..... $  10,978,145  $   8,351,185  $     890,164  $  (2,887,602)
                                   -------------  -------------  -------------  -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.... $   5,005,378  $  23,232,543  $   6,466,164  $  11,552,959
    Net transfers between Sub-
     Accounts and Fixed Account...     2,679,895     17,783,698     (7,738,448)   (19,473,409)
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................    (3,143,896)    (5,742,891)   (10,112,421)   (17,997,612)
                                   -------------  -------------  -------------  -------------
      Net accumulation activity... $   4,541,377  $  35,273,350  $ (11,384,705) $ (25,918,062)
                                   -------------  -------------  -------------  -------------
  Annuitization Activity:
    Annuitizations................ $      23,239  $     167,170  $     112,019  $     101,934
    Annuity payments and contract
     charges......................       (46,450)       (51,214)       (81,536)      (132,080)
    Net transfers between
     Sub-Accounts.................           589         79,307       --               (8,188)
    Adjustments to annuity
     reserves.....................           (16)           487          1,357         (5,055)
                                   -------------  -------------  -------------  -------------
      Net annuitization
       activity................... $     (22,638) $     195,750  $      31,840  $     (43,389)
                                   -------------  -------------  -------------  -------------
  Increase (decrease) in net
   assets from contract owner
   transactions................... $   4,518,739  $  35,469,100  $ (11,352,865) $ (25,961,451)
                                   -------------  -------------  -------------  -------------
    Increase (decrease) in net
     assets....................... $  15,496,884  $  43,820,285  $ (10,462,701) $ (28,849,053)
                                   -------------  -------------  -------------  -------------
NET ASSETS:
  Beginning of period.............   120,437,782     76,617,497     98,894,832    127,743,885
                                   -------------  -------------  -------------  -------------
  End of period................... $ 135,934,666  $ 120,437,782  $  88,432,131  $  98,894,832
                                   -------------  -------------  -------------  -------------
                                   -------------  -------------  -------------  -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                            WGR                            WTR
                                                        Sub-Account                    Sub-Account                Total
                                               -----------------------------   ---------------------------   ---------------
                                                Six Months                      Six Months                     Six Months
                                                   Ended        Year Ended        Ended        Year Ended         Ended
                                                 June 30,        Dec. 31,        June 30,       Dec. 31,        June 30,
                                                   1998            1997            1998           1997            1998
                                               -------------   -------------   ------------   ------------   ---------------
OPERATIONS:
  Net investment income......................  $  17,179,252   $   1,724,285   $  3,247,228   $    518,499   $   580,587,671
  Net realized gains.........................      6,225,024       8,571,645      1,774,077      1,518,827       123,185,361
  Net unrealized gains.......................      5,196,704      16,669,581      2,550,322      4,352,747       198,269,035
                                               -------------   -------------   ------------   ------------   ---------------
      Increase in net assets from
       operations............................  $  28,600,980   $  26,965,511   $  7,571,627   $  6,390,073   $   902,042,067
                                               -------------   -------------   ------------   ------------   ---------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $  10,299,491   $  26,811,741   $  5,372,721   $ 15,459,554   $   742,754,920
    Net transfers between Sub-Accounts and
     Fixed Account...........................      4,535,439       3,906,046      7,539,964     13,106,711       470,435,310
    Withdrawals, surrenders, annuitizations
     and contract charges....................     (6,994,774)    (13,503,627)    (2,447,683)    (2,840,427)     (478,159,857)
                                               -------------   -------------   ------------   ------------   ---------------
      Net accumulation activity..............  $   7,840,156   $  17,214,160   $ 10,465,002   $ 25,725,838   $   735,030,373
                                               -------------   -------------   ------------   ------------   ---------------
  Annuitization Activity:
    Annuitizations...........................  $       5,584   $     112,909   $     87,814   $    215,870   $     5,359,532
    Annuity payments and contract charges....        (53,125)        (92,720)       (27,495)       (28,925)       (2,643,979)
    Net transfers between Sub-Accounts.......        (17,953)       (249,492)       --             --                    236
    Adjustments to annuity reserves..........            805         (31,480)        (2,615)        (3,240)          232,903
                                               -------------   -------------   ------------   ------------   ---------------
      Net annuitization activity.............  $     (64,689)  $    (260,783)  $     57,704   $    183,705   $     2,948,692
                                               -------------   -------------   ------------   ------------   ---------------
  Increase in net assets from contract owner
   transactions..............................  $   7,775,467   $  16,953,377   $ 10,522,706   $ 25,909,543   $   737,979,065
                                               -------------   -------------   ------------   ------------   ---------------
    Increase in net assets...................  $  36,376,447   $  43,918,888   $ 18,094,333   $ 32,299,616   $ 1,640,021,132
                                               -------------   -------------   ------------   ------------   ---------------

NET ASSETS:
  Beginning of period........................    237,145,701     193,226,813     69,684,288     37,384,672     6,883,403,048
                                               -------------   -------------   ------------   ------------   ---------------
  End of period..............................  $ 273,522,148   $ 237,145,701   $ 87,778,621   $ 69,684,288   $ 8,523,424,180
                                               -------------   -------------   ------------   ------------   ---------------
                                               -------------   -------------   ------------   ------------   ---------------


                                                 Year Ended
                                                  Dec. 31,
                                                    1997
                                               ---------------
OPERATIONS:
  Net investment income......................  $   297,237,205
  Net realized gains.........................      212,441,467
  Net unrealized gains.......................      463,550,753
                                               ---------------
      Increase in net assets from
       operations............................  $   973,229,425
                                               ---------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $ 1,375,970,825
    Net transfers between Sub-Accounts and
     Fixed Account...........................      619,129,055
    Withdrawals, surrenders, annuitizations
     and contract charges....................     (970,892,363)
                                               ---------------
      Net accumulation activity..............  $ 1,024,207,517
                                               ---------------
  Annuitization Activity:
    Annuitizations...........................  $     6,384,473
    Annuity payments and contract charges....       (3,250,311)
    Net transfers between Sub-Accounts.......        --
    Adjustments to annuity reserves..........         (185,108)
                                               ---------------
      Net annuitization activity.............  $     2,949,054
                                               ---------------
  Increase in net assets from contract owner
   transactions..............................  $ 1,027,156,571
                                               ---------------
    Increase in net assets...................  $ 2,000,385,996
                                               ---------------
NET ASSETS:
  Beginning of period........................    4,883,017,052
                                               ---------------
  End of period..............................  $ 6,883,403,048
                                               ---------------
                                               ---------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts (the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta and Regatta Gold and Regatta Platinum contracts and 1.00% for Regatta Classic contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold, $35 in the case of Regatta Platinum and $50 for Regatta Classic is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold and Regatta Platinum, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. Accounts are transferred from MFS Regatta -- Level 1 to MFS Regatta -- Level 2 in the month following the seventh account anniversary. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic and Regatta Platinum contracts which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's certificate. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                        Units Transferred
                                                                                      Between Sub-Accounts
                                                                                               and
                                    Units Outstanding                                  Fixed Accumulation
                                   Beginning of Period        Units Purchased                Account
                                 -----------------------  -----------------------   -------------------------
                                 Six Months               Six Months                Six Months
                                   Ended      Year Ended    Ended      Year Ended      Ended      Year Ended
                                  June 30,     Dec. 31,    June 30,     Dec. 31,     June 30,      Dec. 31,
                                    1998         1997        1998         1997         1998          1997
                                 ----------   ----------  ----------   ----------   -----------   -----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1................  2,993,020     6,316,305     --              860    (1,038,348)    (2,421,311)
 CAS -- Level 2................  5,390,680        58,968     --          624,374     2,272,008      6,542,104
 GSS -- Level 1................  1,462,222     3,362,650     --           --          (368,645)    (1,340,875)
 GSS -- Level 2................  1,514,633        55,891     --          265,628       967,654      2,012,610
 HYS -- Level 1................    537,033     1,204,380     --           --          (120,454)      (510,706)
 HYS -- Level 2*...............    975,126        --         --           64,893       234,109      1,416,411
 MSS -- Level 1................    941,686     2,202,213     --              881      (266,357)      (924,959)
 MSS -- Level 2................  2,022,757        14,270     --          240,391       636,106      2,378,532
 MMS -- Level 1................  1,518,722     3,859,738     --            1,948       117,525      3,301,197
 MMS -- Level 2................  1,845,809        59,562     8,252       310,378     1,843,792      6,074,695
 TRS -- Level 1................  5,756,653    12,461,003     1,974         1,598    (2,012,028)    (4,580,966)
 TRS -- Level 2................  7,838,741        32,548     2,056       815,196     4,076,210     10,202,663
 WGS -- Level 1................    700,338     1,460,289     --           --          (320,408)      (584,950)
 WGS -- Level 2................    483,253         3,325     --           34,073       401,276        686,256


                                     Units Withdrawn,
                                     Surrendered, and            Units Outstanding
                                        Annuitized                 End of Period
                                 -------------------------   -------------------------
                                 Six Months                  Six Months
                                    Ended      Year Ended       Ended      Year Ended
                                  June 30,      Dec. 31,      June 30,      Dec. 31,
                                    1998          1997          1998          1997
                                 -----------   -----------   -----------   -----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1................    (125,832)     (902,834)    1,828,840     2,993,020
 CAS -- Level 2................    (924,548)   (1,834,766)    6,738,140     5,390,680
 GSS -- Level 1................    (126,580)     (559,553)      966,997     1,462,222
 GSS -- Level 2................    (364,648)     (819,496)    2,117,639     1,514,633
 HYS -- Level 1................     (31,069)     (156,641)      385,510       537,033
 HYS -- Level 2*...............    (178,198)     (506,178)    1,031,037       975,126
 MSS -- Level 1................     (28,979)     (336,449)      646,350       941,686
 MSS -- Level 2................    (315,020)     (610,436)    2,343,843     2,022,757
 MMS -- Level 1................    (617,451)   (5,644,161)    1,018,796     1,518,722
 MMS -- Level 2................  (1,435,035)   (4,598,826)    2,262,818     1,845,809
 TRS -- Level 1................    (361,601)   (2,124,982)    3,384,998     5,756,653
 TRS -- Level 2................  (1,929,202)   (3,211,666)    9,987,805     7,838,741
 WGS -- Level 1................     (54,439)     (175,001)      325,491       700,338
 WGS -- Level 2................    (131,360)     (240,401)      753,169       483,253

*Units for the Year Ended December 31, 1997 are for the period January 6, 1997 (commencement of operations) through December 31, 1997.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                            Units Transferred
                                                                                          Between Sub-Accounts
                                                                                                   and
                                     Units Outstanding                                     Fixed Accumulation
                                    Beginning of Period            Units Purchased               Account
                                 --------------------------   ------------------------- -------------------------
                                 Six Months                   Six Months                Six Months
                                    Ended       Year Ended       Ended      Year Ended     Ended      Year Ended
                                  June 30,       Dec. 31,      June 30,      Dec. 31,    June 30,      Dec. 31,
                                    1998           1997          1998          1997        1998          1997
                                 -----------   ------------   -----------   ----------- -----------   -----------
 MFS REGATTA GOLD
  CONTRACTS:
 ------------------------------
 BDS+..........................      --             --           186,229        --          69,816        --
 CAS...........................   35,528,897     32,796,793    1,971,007      4,171,857    536,333       753,855
 CGS...........................   40,709,531     26,199,975    5,046,432      8,951,992  4,078,867     7,405,405
 EGS...........................   25,039,986     16,998,044    2,399,254      5,826,649  1,551,380     3,279,517
 EIS+..........................      --             --            70,966        --         102,215        --
 FCE...........................    2,159,228        329,630      145,696        815,491    (17,575)    1,097,883
 FCI...........................    2,390,056        564,742      314,771        997,740    433,480       902,857
 FCG...........................    4,441,911      3,360,596      290,483        760,057    704,401       531,069
 GSS...........................   20,508,844     19,714,114    1,103,257      1,627,923  2,126,423       723,328
 HYS...........................   11,699,195      8,424,289    1,649,230      2,340,052  1,684,813     1,768,446
 MSS...........................   11,326,719     10,541,726      574,386      1,191,194    (62,709)      289,858
 MIS+..........................      --             --           609,092        --         343,332        --
 MMS...........................   21,463,139     27,275,583    3,683,651      7,818,118  1,461,442    (8,894,337)
 NWD+..........................      --             --           112,417        --         143,539        --
 RES...........................   35,654,917     19,577,745      149,218     10,988,440  2,653,148     6,437,281
 RGS...........................      533,928        --           563,853        276,177    513,009       260,605
 RSS+..........................      --             --             6,585        --          46,734        --
 SIS+..........................      --             --            66,863        --          70,505        --
 TRS...........................   66,303,467     59,508,016    3,997,264      7,069,596  3,461,584     4,111,016
 UTS...........................    6,101,638      4,671,192      985,490        966,544    884,220       773,360
 VAL...........................    6,175,224      1,520,787    1,533,556      2,333,873  1,742,548     2,499,269
 WAA...........................    7,928,833      5,539,010      304,518      1,565,894    161,737     1,218,708
 WGS...........................    6,127,641      7,510,766      138,862        324,862   (475,978)   (1,252,245)
 WGR...........................   15,058,757     13,989,946      560,649      1,725,746    244,698       242,250
 WTR...........................    4,676,854      2,836,079      326,370      1,085,978    481,799       962,291


                                     Units Withdrawn,
                                     Surrendered, and            Units Outstanding
                                        Annuitized                 End of Period
                                 -------------------------   -------------------------
                                 Six Months                  Six Months
                                    Ended      Year Ended       Ended      Year Ended
                                  June 30,      Dec. 31,      June 30,      Dec. 31,
                                    1998          1997          1998          1997
                                 -----------   -----------   -----------   -----------
 MFS REGATTA GOLD
  CONTRACTS:
 ------------------------------
 BDS+..........................        (827)       --            255,218       --
 CAS...........................  (1,298,254)   (2,193,608)    36,737,983    35,528,897
 CGS...........................  (1,413,788)   (1,847,841)    48,421,042    40,709,531
 EGS...........................    (719,430)   (1,064,224)    28,271,190    25,039,986
 EIS+..........................         (36)       --            173,145       --
 FCE...........................     (46,001)      (83,776)     2,241,348     2,159,228
 FCI...........................     (37,698)      (75,283)     3,100,609     2,390,056
 FCG...........................    (148,265)     (209,811)     5,288,530     4,441,911
 GSS...........................    (938,654)   (1,556,521)    22,799,870    20,508,844
 HYS...........................    (499,789)     (833,592)    14,533,449    11,699,195
 MSS...........................    (395,717)     (696,059)    11,442,679    11,326,719
 MIS+..........................      (3,849)       --            948,575       --
 MMS...........................  (3,310,772)   (4,736,225)    23,297,460    21,463,139
 NWD+..........................      (4,779)       --            251,177       --
 RES...........................    (963,225)   (1,348,549)    37,494,058    35,654,917
 RGS...........................     (53,585)       (2,854)     1,557,205       533,928
 RSS+..........................         (83)       --             53,236       --
 SIS+..........................      (1,886)       --            135,482       --
 TRS...........................  (2,538,820)   (4,385,161)    71,223,495    66,303,467
 UTS...........................    (272,508)     (309,458)     7,698,840     6,101,638
 VAL...........................    (219,482)     (178,705)     9,231,846     6,175,224
 WAA...........................    (200,931)     (394,779)     8,194,157     7,928,833
 WGS...........................    (254,586)     (455,742)     5,535,939     6,127,641
 WGR...........................    (410,712)     (899,185)    15,453,392    15,058,757
 WTR...........................    (153,801)     (207,494)     5,331,222     4,676,854

+For the period May 6, 1998 (commencement of operations) through June 30, 1998.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                        Units Transferred
                                                                                      Between Sub-Accounts
                                                                                               and
                                    Units Outstanding                                  Fixed Accumulation
                                   Beginning of Period         Units Purchased               Account
                                 -----------------------   -----------------------   -----------------------
                                 Six Months                Six Months                Six Months
                                   Ended      Year Ended     Ended      Year Ended     Ended      Year Ended
                                  June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,     Dec. 31,
                                    1998         1997         1998         1997         1998         1997
                                 ----------   ----------   ----------   ----------   ----------   ----------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 BDS+..........................     --           --           --           --               54       --
 CAS...........................    265,497       1,892       114,261      246,247       16,820       23,978
 CGS...........................    554,216       3,545       293,623      446,522      137,173      122,228
 EGS...........................    318,028       9,744       130,447      289,836       20,696       22,223
 EIS+..........................     --           --            3,556       --           --           --
 FCE...........................     40,698         140        14,810       44,896      (10,601)      (3,278)
 FCI...........................     67,892       2,249        18,069       75,178          767       (7,901)
 FCG*..........................     51,038       --           22,720       42,039        9,430        9,735
 GSS...........................    113,243       6,514        61,979       89,817       67,659       21,240
 HYS...........................    155,306       8,219       143,329      120,521       (6,942)      30,370
 MSS**.........................    118,243       --           36,944       92,458      (20,869)      28,860
 MIS++.........................     --           --            7,162       --            8,153       --
 MMS...........................     77,105      13,813       415,935      366,163     (271,331)    (259,749)
 NWD++.........................     --           --            2,500       --           18,305       --
 RES...........................    553,995      25,665       187,243      497,934       39,237       37,701
 RGS#..........................      6,085       --            5,358        5,777        7,647          320
 SIS+++........................     --           --            1,726       --           --           --
 TRS...........................    951,205      40,575       353,587      859,444      107,403       66,034
 UTS**.........................     77,009       --           68,307       41,263       99,571       36,412
 VAL...........................    160,778       9,578        75,765      107,548       15,110       46,458
 WAA...........................     50,531       6,448        11,012       44,701         (879)        (150)
 WGS****.......................     19,394       --           10,844       18,266        1,242        2,357
 WGR...........................     85,526          71        42,912       77,864           33        7,879
 WTR***........................     45,122       --           20,887       49,398          310       (3,919)


                                    Units Withdrawn,
                                    Surrendered, and          Units Outstanding
                                       Annuitized               End of Period
                                 -----------------------   -----------------------
                                 Six Months                Six Months
                                   Ended      Year Ended     Ended      Year Ended
                                  June 30,     Dec. 31,     June 30,     Dec. 31,
                                    1998         1997         1998         1997
                                 ----------   ----------   ----------   ----------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 BDS+..........................     --           --               54       --
 CAS...........................     (4,125)      (6,620)     392,453      265,497
 CGS...........................    (24,079)     (18,079)     960,933      554,216
 EGS...........................    (10,358)      (3,775)     458,813      318,028
 EIS+..........................     --           --            3,556       --
 FCE...........................       (448)      (1,060)      44,459       40,698
 FCI...........................       (222)      (1,634)      86,506       67,892
 FCG*..........................     (1,080)        (736)      82,108       51,038
 GSS...........................     (2,775)      (4,328)     240,106      113,243
 HYS...........................     (3,106)      (3,804)     288,587      155,306
 MSS**.........................     (1,011)      (3,075)     133,307      118,243
 MIS++.........................         (5)      --           15,310       --
 MMS...........................    (26,719)     (43,122)     194,990       77,105
 NWD++.........................         (1)      --           20,804       --
 RES...........................    (20,618)      (7,305)     759,857      553,995
 RGS#..........................       (240)         (12)      18,850        6,085
 SIS+++........................     --           --            1,726       --
 TRS...........................    (28,112)     (14,848)   1,384,083      951,205
 UTS**.........................     (5,936)        (666)     238,951       77,009
 VAL...........................     (4,039)      (2,806)     247,614      160,778
 WAA...........................       (421)        (468)      60,243       50,531
 WGS****.......................       (145)      (1,229)      31,335       19,394
 WGR...........................     (1,221)        (288)     127,250       85,526
 WTR***........................       (487)        (357)      65,832       45,122

  *Units for the year ended December 31, 1997 are for the period January 7, 1997 (commencement of operations) through December 31, 1997.
 **Units for the year ended December 31, 1997 are for the period January 22, 1997 (commencement of operations) through December 31, 1997.
 ***Units for the year ended December 31, 1997 are for the period February 11, 1997 (commencement of operations) through December 31, 1997.
****Units for the year ended December 31, 1997 are for the period February 21, 1997 (commencement of operations) through December 31, 1997.
  #Units for the year ended December 31, 1997 are for the period July 7, 1997 (commencement of operations) through December 31, 1997.
  +Units for the period ended June 30, 1998 are for the period June 22, 1998 (commencement of operations) through June 30, 1998.
 ++Units for the period ended June 30, 1998 are for the period May 7, 1998 (commencement of operations) through June 30, 1998.
 +++Units for the period ended June 30, 1998 are for the period June 26, 1998 (commencement of operations) through June 30, 1998.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                         Units Transferred
                                                                        Between Sub-Accounts
                                 Units Outstanding                              and            Units Withdrawn,
                                    Beginning of                         Fixed Accumulation    Surrendered, and   Units Outstanding
                                       Period         Units Purchased         Account             Annuitized        End of Period
                                 ------------------   ---------------   --------------------   ----------------   -----------------
                                                        Six Months
                                  Six Months Ended         Ended          Six Months Ended     Six Months Ended   Six Months Ended
                                      June 30,           June 30,             June 30,             June 30,           June 30,
                                        1998               1998                 1998                 1998               1998
                                 ------------------   ---------------   --------------------   ----------------   -----------------
 MFS REGATTA PLATINUM
  CONTRACTS:
 ------------------------------
 BDS+..........................          --                   171                --                    --                  171
 CAS++.........................          --                52,119                --                  (104)              52,015
 CGS++.........................          --               103,397                --                  (299)             103,098
 EGS++.........................          --                47,687                --                  (706)              46,981
 EIS+++........................          --                 4,801                --                    --                4,801
 FCE+++........................          --                 1,382                --                    --                1,382
 FCI+++........................          --                 4,301                --                    --                4,301
 FCG*..........................          --                15,888                --                    --               15,888
 GSS*..........................          --                18,990                --                   (44)              18,946
 HYS+++........................          --                15,917                --                   (33)              15,884
 MSS**.........................          --                 1,103                --                    --                1,103
 MIS++.........................          --                27,971                --                   (80)              27,891
 MMS+++........................          --                16,420                --                    --               16,420
 NWD+++........................          --                18,887                --                  (180)              18,707
 RES**.........................          --                39,359                --                  (703)              38,656
 RGS+..........................          --                 1,445                --                    --                1,445
 RSS***........................          --                 2,400                --                    --                2,400
 SIS#..........................          --                   719                --                    --                  719
 TRS+++........................          --                40,048                --                    --               40,048
 UTS**.........................          --                 2,582                --                    --                2,582
 VAL*..........................          --                17,633                --                   (81)              17,552
 WAA*..........................          --                 2,606                --                    --                2,606
 WGS+++........................          --                   100                --                    --                  100
 WGR*..........................          --                 8,868                --                   (29)               8,839

 +For the period June 30, 1998 (commencement of operations) through June 30,
1998.
 ++For the period June 5, 1998 (commencement of operations) through June 30,
1998.
+++For the period June 18, 1998 (commencement of operations) through June 30, 1998.
 *For the period June 23, 1998 (commencement of operations) through June 30,
1998.
 **For the period June 16, 1998 (commencement of operations) through June 30, 1998.
***For the period June 29, 1998 (commencement of operations) through June 30, 1998.
 #For the period June 26, 1998 (commencement of operations) through June 30,
1998.

To the Participants in Regatta, Regatta Gold, Regatta Classic and Regatta
Platinum
 and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Bond Sub-Account, Capital Appreciation Sub-Account, Conservative Growth Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, MFS/Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Research International Sub-Account, Strategic Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Capital Opportunities Sub-Account, World Asset Allocation Sub-Account, World Governments Sub-Account, World Growth Sub-Account, and World Total Return Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of June 30, 1998, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1998 and the year ended December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 1998

                    ----------------------------------------

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.